SUPPLEMENT TO THE PROSPECTUS

                         PROSPECTUSES DATED MAY 1, 1995
                    (AS PREVIOUSLY AMENDED MAY 25, 1995 AND
                SUPPLEMENTED JULY 26, 1995 AND OCTOBER 2, 1995)

                     Templeton Real Estate Securities Fund
                              Templeton World Fund

                                     * * *

                         PROSPECTUSES DATED MAY 1, 1995
                    (AS PREVIOUSLY AMENDED JULY 25, 1995 AND
                         SUPPLEMENTED OCTOBER 2, 1995)

                      Templeton Global Opportunities Trust
                             Templeton Foreign Fund

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                    (AS PREVIOUSLY AMENDED SEPTEMBER 1, 1995
                       AND SUPPLEMENTED OCTOBER 2, 1995)

                 Templeton Smaller Companies Growth Fund, Inc.

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                   (AS PREVIOUSLY AMENDED AUGUST 10, 1995 AND
                      SUPPLEMENTED SEPTEMBER 29, 1995 AND
                                OCTOBER 2, 1995)

                       Templeton Developing Markets Trust

                                     * * *

                         PROSPECTUS DATED JULY 10, 1995
                (AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 2, 1995)

                      Templeton Global Infrastructure Fund

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
               (AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 20, 1995
                              AND OCTOBER 2, 1995)

                         Templeton American Trust, Inc.

                                     * * *



                          PROSPECTUS DATED MAY 8, 1995
                     (AS PREVIOUSLY AMENDED AUGUST 31, 1995
                      AND SUPPLEMENTED OCTOBER 2, 1995 AND
                               NOVEMBER 8, 1995)

                             Templeton Region Funds

                                     * * *

                        PROSPECTUS DATED AUGUST 1, 1995
                (AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 2, 1995)

                         Franklin Templeton Japan Fund

                                     * * *

                         PROSPECTUS DATED JULY 10, 1995
                 (AS PREVIOUSLY SUPPLEMENTED ON JULY 26, 1995,
                      AUGUST 8, 1995 AND OCTOBER 2, 1995)

                 Templeton Americas Government Securities Fund

                                     * * *


                          PROSPECTUS DATED MAY 1, 1995
                  (AS PREVIOUSLY AMENDED SEPTEMBER 7, 1995 AND
                       AND SUPPLEMENTED OCTOBER 2, 1995)

                          Templeton Growth Fund, Inc.

                                     * * *

                          PROSPECTUS DATED MAY 1, 1995
                   (as previously amended August 11, 1995 and
                         supplemented October 2, 1995)

                             Templeton Income Fund

                                     * * *

The prospectuses for the above Funds are hereby supplemented by replacing the clause which discusses waivers to participants in individual retirement plan accounts under "HOW TO SELL SHARES OF THE FUND(S) - CONTINGENT DEFERRED SALES CHARGE" with the following:

         "; distributions from an individual retirement plan account due to death or disability, or upon periodic distributions based on life expectancy;"



December 5, 1995                                             TL STKR4 12/95